UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10599
Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.7%

Security	Shares	Value
Auto Components — 1.5%
BorgWarner, Inc.(1)	31,500	$1,105,335

		$1,105,335

Chemicals — 2.1%
RPM International, Inc.	81,200	$1,518,440

		$1,518,440

Commercial Banks — 9.3%
First Midwest Bancorp, Inc.	72,600	$956,142
Glacier Bancorp, Inc.	91,200	1,307,808
National Penn Bancshares, Inc.	137,100	822,600
Prosperity Bancshares, Inc.	43,900	1,770,048
Trustmark Corp.	81,200	1,851,360

		$6,707,958

Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	55,100	$1,288,238

		$1,288,238

Communications Equipment — 2.3%
Brocade Communications Systems, Inc.(1)	239,600	$1,646,052

		$1,646,052

Construction & Engineering — 3.6%
Chicago Bridge & Iron Co. NV(1)	78,200	$1,586,678
Tutor Perini Corp.(1)	53,800	1,025,428

		$2,612,106

Containers & Packaging — 2.2%
AptarGroup, Inc.	44,200	$1,568,216

		$1,568,216

Electric Utilities — 5.8%
Cleco Corp.	69,200	$1,793,664
Portland General Electric Co.	55,600	1,084,200
Westar Energy, Inc.	60,600	1,292,598

		$4,170,462

Electrical Equipment — 3.4%
A.O. Smith Corp.	33,900	$1,443,462
General Cable Corp.(1)	35,200	1,024,320

		$2,467,782

Energy Equipment & Services — 5.2%
Bristow Group, Inc.(1)	35,300	$1,260,210
Exterran Holdings, Inc.(1)	60,100	1,218,828
Oil States International, Inc.(1)	35,100	1,293,084

		$3,772,122

Food & Staples Retailing — 1.2%
BJ’s Wholesale Club, Inc.(1)	25,800	$871,782

		$871,782

Food Products — 1.5%
TreeHouse Foods, Inc.(1)	27,100	$1,049,854

		$1,049,854

1

Security	Shares	Value
Health Care Equipment & Supplies — 3.9%
Teleflex, Inc.	31,800	$1,817,688
West Pharmaceutical Services, Inc.	26,800	973,644

		$2,791,332

Health Care Providers & Services — 2.0%
Owens & Minor, Inc.	35,500	$1,423,195

		$1,423,195

Hotels, Restaurants & Leisure — 1.9%
Jack in the Box, Inc.(1)	70,300	$1,371,553

		$1,371,553

Household Durables — 1.8%
Tupperware Brands Corp.	29,600	$1,256,816

		$1,256,816

Insurance — 4.3%
Argo Group International Holding, Ltd.(1)	23,600	$631,064
Aspen Insurance Holdings, Ltd.	53,100	1,414,053
Protective Life Corp.	62,400	1,051,440

		$3,096,557

IT Services — 2.4%
MAXIMUS, Inc.	36,700	$1,756,462

		$1,756,462

Machinery — 11.4%
Barnes Group, Inc.	82,100	$1,316,884
Crane Co.	45,000	1,373,400
Gardner Denver, Inc.	36,800	1,466,480
Lincoln Electric Holdings, Inc.	23,700	1,157,271
Nordson Corp.	27,500	1,554,850
Wabtec Corp.	34,600	1,326,218

		$8,195,103

Metals & Mining — 1.4%
Walter Energy, Inc.	15,000	$973,800

		$973,800

Oil, Gas & Consumable Fuels — 2.0%
Comstock Resources, Inc.(1)	36,100	$1,407,539

		$1,407,539

Personal Products — 2.5%
Chattem, Inc.(1)	18,850	$1,761,721

		$1,761,721

Professional Services — 1.8%
Towers Watson & Co., Class A	29,700	$1,295,811

		$1,295,811

Road & Rail — 2.5%
Arkansas Best Corp.	19,600	$441,784
Genesee & Wyoming, Inc., Class A(1)	34,700	1,022,609
Old Dominion Freight Line, Inc.(1)	12,900	354,750

		$1,819,143

Software — 3.1%
JDA Software Group, Inc.(1)	48,300	$1,265,943
NetScout Systems, Inc.(1)	71,000	996,840

		$2,262,783

2

Security	Shares	Value
Specialty Retail — 4.0%
Buckle, Inc. (The)	11,600	$351,944
Children’s Place Retail Stores, Inc. (The)(1)	33,400	1,062,120
Dick’s Sporting Goods, Inc.(1)	65,700	1,469,709

		$2,883,773

Textiles, Apparel & Luxury Goods — 3.6%
Carter’s, Inc.(1)	64,600	$1,670,556
Hanesbrands, Inc.(1)	41,400	950,958

		$2,621,514

Thrifts & Mortgage Finance — 6.2%
Astoria Financial Corp.	66,300	$875,160
First Niagara Financial Group, Inc.	119,200	1,636,616
Washington Federal, Inc.	105,000	1,958,250

		$4,470,026

Total Common Stocks (identified cost $56,069,999)		$68,165,475

Total Investments — 94.7% (identified cost $56,069,999)		$68,165,475

Other Assets, Less Liabilities — 5.3%		$3,841,567

Net Assets — 100.0%		$72,007,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,302,394

Gross unrealized appreciation	$13,148,632
Gross unrealized depreciation	(1,285,551)

Net unrealized appreciation	$11,863,081

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$68,165,475	$—	$—	$68,165,475

Total Investments	$68,165,475	$—	$—	$68,165,475

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010